Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Arrow ETF Trust
Entity Central Index Key	0001532206
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000109586
Shareholder Report [Line Items]
Fund Name	Arrow Dow Jones Global Yield ETF
Trading Symbol	GYLD
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Dow Jones Global Yield ETF	$39	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 22,192,780
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 81,782
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	25.4%
Corporate Bonds	19.0%
Non U.S. Government & Agencies	19.2%
Partnership Shares	13.8%
Preferred Stocks	1.4%
Reit	21.2%